SCHEDULE OF DEFERRED INCOME (Details) - CAD ($)	Sep. 30, 2025	Dec. 31, 2024
Schedule Of Deferred Income
Deferred, revenue beginning	$ 86,681	$ 107,674
Revenue recognized	(31,871)	(21,852)
Unearned revenues received	169,329	1,744
Foreign exchange	(5,594)	(885)
Deferred income gross	218,545	86,681
Current portion	168,637	18,542
Long term portion	49,908	68,139
Deferred Income net	$ 218,545	$ 86,681